CENTRAL PARK GROUP MULTI-EVENT FUND

12 East 49th Street

New York, New York 10017

July 7, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Brion R. Thompson

Re:	Central Park Group Multi-Event Fund (the “Fund”) Registration Statement on Form N-2 (File Nos. 333-139002 and 811-21984)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in the Fund’s Registration Statement; and

(2)	the text of the Fund’s Registration Statement was filed electronically on July 2, 2008.

CENTRAL PARK GROUP MULTI-EVENT FUND

By:	/s/ Michael Mascis
Michael Mascis Authorized Signatory